Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Revenues	¥ 27,644	$ 3,893	¥ (221,563)	¥ 88,026
Cost of revenues | ¥			(27,237)	(46,432)
Expenses
Research and development expenses	(810,646)	(114,177)	(904,901)	(1,212,958)
Administrative expenses	(453,017)	(63,806)	(815,766)	(899,943)
Impairment of goodwill	(162,574)	(22,898)	0	0
Loss from operations	(1,398,593)	(196,988)	(1,969,467)	(2,071,307)
Interest income	51,749	7,289	26,908	21,333
Interest expense	(722)	(102)	(9)	0
Other income (expenses), net	(38,109)	(5,368)	(126,587)	83,162
Equity in loss of affiliates	(80,019)	(11,270)	(437,465)	(367,883)
Loss before income tax expense	(1,465,694)	(206,439)	(2,506,620)	(2,334,695)
Income tax benefit (expense) | ¥			(697)	3,154
Net loss attributable to I-MAB	(1,465,694)	(206,439)	(2,507,317)	(2,331,541)
Net loss attributable to ordinary shareholders	(1,465,694)	(206,439)	(2,507,317)	(2,331,541)
Net loss attributable to I-Mab	(1,465,694)	(206,439)	(2,507,317)	(2,331,541)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	84,497	11,901	400,304	(135,717)
Total comprehensive loss attributable to I-MAB	(1,381,197)	(194,538)	(2,107,013)	(2,467,258)
Net loss attributable to ordinary shareholders	¥ (1,465,694)	$ (206,439)	¥ (2,507,317)	¥ (2,331,541)
Weighted-average number of ordinary shares used in calculating net loss per share - basic | shares	191,423,850	191,423,850	189,787,292	174,707,055
Weighted-average number of ordinary shares used in calculating net loss per share - diluted | shares	191,423,850	191,423,850	189,787,292	174,707,055
Net loss per share attributable to shareholders
-Basic | (per share)	¥ (7.66)	$ (1.08)	¥ (13.21)	¥ (13.35)
-Diluted | (per share)	(7.66)	(1.08)	(13.21)	(13.35)
ADS
Net loss per share attributable to shareholders
-Basic | (per share)	(17.62)	(2.48)	(30.38)	(30.71)
-Diluted | (per share)	¥ (17.62)	$ (2.48)	¥ (30.38)	¥ (30.71)
Licensing and collaboration revenue
Revenues
Revenues	¥ 16,814	$ 2,368	¥ (249,665)	¥ 40,115
Supply of investigational products
Revenues
Revenues	¥ 10,830	$ 1,525	¥ 28,102	¥ 47,911